Cover	12 Months Ended
Sep. 30, 2024
Document Information [Line Items]
Document Type	DEFA14A
Amendment Flag	false
Entity Information [Line Items]
Entity Registrant Name	THE AZEK COMPANY INC.
Entity Central Index Key	0001782754